CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 6,768		$ 17,575	$ 23,241			$ 7,517
Funds in respect of employee rights upon retirement			228
Receivables			408				3,403
Prepaid expenses and other	620		636
Total current assets	7,388		18,211				10,920
Other non-current assets	52		187
NON-CURRENT ASSETS:
Long-term prepaid expenses			57				1,115
Long-term pledged deposits			130				120
Funds in respect of employee rights upon retirement							221
Property and equipment, net	15		158				385
Operating lease right-of-use	234		1,199			$ 1,809
TOTAL NON-CURRENT ASSETS			1,544				1,841
Total assets	7,689		19,755				12,761
Current liabilities:
Trade payables	482		875				396
Accrued expenses and other	1,620		2,855
Operating lease liability	173		391			$ 1,726
Other payables			2,296				1,706
Short-term employee benefits			297				644
Liability for employee rights upon retirement			262
Total current liabilities	2,275		4,121				2,746
LONG-TERM LIABILITIES:
Liability for employee rights upon retirement							210
Non-current operating lease liability	63		725
TOTAL LONG-TERM LIABILITIES			725				210
Total liabilities	2,338		4,846				2,956
Commitments and contingencies
Shareholders' equity:
Ordinary shares, no par value - authorized 500,000,000 shares as of September 30, 2020 and 100,000,000 shares as of December 31,2019; issued and outstanding 37,099,352 shares at September 30, 2020 and December 31,2019	0		0				0
Paid-in capital	119,375		119,468				87,240
Currency translation differences reserve	872		872				872
Accumulated deficit	(114,896)		(105,431)				(78,307)
Total shareholders' equity	5,351	$ 8,157	14,909	$ 20,402	$ 27,249		9,805	$ (609)
Total liabilities and shareholders' equity	$ 7,689		$ 19,755				$ 12,761